Average Annual Total Returns - PROFUND VP FINANCIALS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. FinancialsSM Index OneYear		Dow Jones U.S. FinancialsSM Index FiveYears		Dow Jones U.S. FinancialsSM Index TenYears
Total	(1.77%)	9.33%	9.45%	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	(0.53%)	[1]	11.07%	[1]	11.15%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.